SMALL BUSINESS ADMINISTRATION LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SMALL BUSINESS ADMINISTRATION LOAN

NOTE K – SMALL BUSINESS ADMINISTRATION LOAN

On April 17, 2002, the Company borrowed $989,100 under a note agreement with the Small Business Administration. The note bears interest at 4% and is secured by the equipment and machinery assets of the Company. The balance outstanding at December 31, 2021 and 2020 was $979,950 and $979,950, respectively. The note calls for monthly installments of principal and interest of $4,813 beginning September 17, 2002 and continuing until April 17, 2032.

The Company and the Small Business Administration reached an agreement in November 2010, whereby the Small Business Administration would accept $500 per month for 12 months with payment reverting back to $4,813 in November 2011. The Company only made four payments under the modification agreement. The Company continues to carry the loan as a current term liability because current payments are not being made, resulting in a default. Accrued interest payable on the note totaled $693,299 and $654,101 as of December 31, 2021 and 2020, respectively.

Coroware, Inc. and Subsidiaries [Member]
SMALL BUSINESS ADMINISTRATION LOAN

NOTE K – SMALL BUSINESS ADMINISTRATION LOAN

On April 17, 2002, the Company borrowed $989,100 under a note agreement with the Small Business Administration. The note bears interest at 4% and is secured by the equipment and machinery assets of the Company. The balance outstanding at March 31, 2022 and December 31, 2021 was $979,950 and $979,950, respectively. The note calls for monthly installments of principal and interest of $4,813 beginning September 17, 2002 and continuing until April 17, 2032.

The Company and the Small Business Administration reached an agreement in November 2010, whereby the Small Business Administration would accept $500 per month for 12 months with payment reverting back to $4,813 in November 2011. The Company only made four payments under the modification agreement. The Company continues to carry the loan as a current term liability because current payments are not being made, resulting in a default. Accrued interest payable on the note totaled $732,497 and $693,299 as of March 31, 2022 and December 31, 2021, respectively.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(Unaudited)